Other income (expenses) - Schedule of Other Nonoperating Income by Component (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other income (expenses)
Government grants	¥ 10,361	$ 1,459	¥ 31,531	¥ 20,879
Disposal loss of long-term investment	(10,754)	(1,515)
Impairment of long-term investments (Note 8)	(8,505)	(1,198)	(6,726)	(25,370)
Credit losses for loans receivable	(6,660)	(938)	(705)	(528)
Income from ADR profit-sharing program	1,336	188	2,207	2,111
Others	592	84	11
Total	¥ (13,630)	$ (1,920)	¥ 26,318	¥ (2,908)